Shareholder Report, Line Graph (Details) - USD ($)											7 Months Ended	11 Months Ended	12 Months Ended
	Nov. 29, 2023	Apr. 15, 2021	Apr. 14, 2021	Mar. 04, 2021	Dec. 27, 2019	Sep. 30, 2019	Sep. 13, 2019	Aug. 30, 2019	Mar. 18, 2016	Nov. 13, 2015	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000159198
Account Value [Line Items]
Line Graph and Table Measure Name													Quantified Alternative Investment Fund
Account Value									$ 10,000		$ 12,641		$ 12,641	$ 11,865	$ 12,136	$ 12,441	$ 9,877	$ 10,766	$ 10,812	$ 10,574	$ 10,224
C000129685
Account Value [Line Items]
Line Graph and Table Measure Name												Quantified Alternative Investment Fund
Account Value											12,168	$ 10,000	$ 12,168	11,354	11,552	11,787	9,304	10,087	10,069	9,785	9,400	$ 9,667
C000213660
Account Value [Line Items]
Line Graph and Table Measure Name													Quantified Common Ground Fund
Account Value					$ 10,000						16,599		$ 16,599	14,044	13,851	13,023	9,370
C000213662
Account Value [Line Items]
Line Graph and Table Measure Name													Quantified Evolution Plus Fund
Account Value						$ 10,000					$ 9,212		$ 9,212	8,676	9,275	10,116	8,913
C000245743
Account Value [Line Items]
Line Graph and Table Measure Name											Quantified Global Fund
Account Value	$ 10,000										$ 10,780		$ 10,780
C000226634
Account Value [Line Items]
Line Graph and Table Measure Name													Quantified Government Income Tactical Fund
Account Value		$ 10,000									7,445		$ 7,445	8,183	9,581	10,090
C000159195
Account Value [Line Items]
Line Graph and Table Measure Name													Quantified Managed Income Fund
Account Value									10,000		9,763		$ 9,763	9,667	10,072	10,223	10,501	11,142	10,496	10,674	10,332
C000129682
Account Value [Line Items]
Line Graph and Table Measure Name												Quantified Managed Income Fund
Account Value											9,946	$ 10,000	$ 9,946	9,788	10,146	10,238	10,438	11,009	10,299	10,402	9,989	9,616
C000159197
Account Value [Line Items]
Line Graph and Table Measure Name													Quantified Market Leaders Fund
Account Value									$ 10,000		21,678		$ 21,678	19,160	17,380	24,510	15,297	13,088	14,038	11,838	10,290
C000129684
Account Value [Line Items]
Line Graph and Table Measure Name												Quantified Market Leaders Fund
Account Value											20,778	$ 10,000	20,778	18,245	16,458	23,065	14,332	12,199	13,003	10,895	9,408	9,858
C000213664
Account Value [Line Items]
Line Graph and Table Measure Name								Quantified Pattern Recognition Fund
Account Value								$ 10,000			15,340		$ 15,340	14,829	10,962	13,962	10,890
C000226637
Account Value [Line Items]
Line Graph and Table Measure Name													Quantified Rising Dividend Tactical Fund
Account Value			$ 10,000								9,208		$ 9,208	7,994	8,622	10,240
C000161884
Account Value [Line Items]
Line Graph and Table Measure Name													Quantified STF Fund
Account Value										$ 10,000	36,878		$ 36,878	26,561	23,275	28,638	18,981	13,247	13,749	11,150	8,240
C000161885
Account Value [Line Items]
Line Graph and Table Measure Name													Quantified STF Fund
Account Value										$ 10,000	38,729		$ 38,729	27,729	24,166	29,529	19,445	13,488	13,922	11,222	8,250
C000213666
Account Value [Line Items]
Line Graph and Table Measure Name													Quantified Tactical Fixed Income Fund
Account Value							$ 10,000				7,808		$ 7,808	8,251	9,523	10,420	11,184
C000225736
Account Value [Line Items]
Line Graph and Table Measure Name													Quantified Tactical Sectors Fund
Account Value				$ 10,000							7,642		$ 7,642	6,911	6,031	10,560
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value									$ 10,000		30,910		30,910	24,816	20,751	23,215	16,489	15,338	13,891	12,145	10,301
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value											33,521	$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name					S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value					$ 10,000						17,826		17,826	14,431	12,103	13,601	9,570
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value						$ 10,000					19,817		19,817	15,910	13,303	14,883	10,571
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,000									9,190		9,190	8,955	9,039	10,076
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Account Value									$ 10,000		10,884		10,884	10,605	10,706	11,934	11,974	11,011	10,208	10,249	10,281
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Bond Index
Account Value											11,430	$ 10,000	11,430	11,137	11,243	12,533	12,575	11,564	10,720	10,763	10,797	10,186
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI ACWI Net
Account Value									$ 10,000		23,497		23,497	19,683	16,891	20,049	14,396	14,099	13,333	12,041	10,137
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI ACWI Net
Account Value											22,474	$ 10,000	22,474	18,826	16,156	19,176	13,769	13,485	12,752	11,517	9,696	10,071
50/50 S&P 500/Bloomberg Aggregate Bond
Account Value [Line Items]
Line Graph and Table Measure Name								50/50 S&P 500/Bloomberg Aggregate Bond
Account Value								$ 10,000			14,155		14,155	12,503	11,452	12,752	10,729
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value			$ 10,000								13,913		13,913	11,170	9,340	10,449
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name										NASDAQ- 100 Total Return Index
Account Value										$ 10,000	47,561		47,561	36,370	27,319	34,311	23,768	17,767	16,128	12,799	9,892
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name										NASDAQ- 100 Total Return Index
Account Value										$ 10,000	47,561		47,561	36,370	27,319	34,311	23,768	17,767	16,128	12,799	9,892
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Bond Index
Account Value							$ 10,000				9,791		9,791	9,540	9,630	10,735	10,771
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value				$ 10,000							15,253		15,253	12,246	10,240	11,456
MSCI ACWI Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net
Account Value	$ 10,000										11,705		11,705
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name									Morningstar Aggressive Target Risk Index
Account Value									$ 10,000		21,982		21,982	19,136	16,750	19,846	14,235	14,351	13,529	12,143	10,270
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name												Morningstar Aggressive Target Risk Index
Account Value											21,245	$ 10,000	21,245	18,494	16,188	19,181	13,758	$ 13,870	$ 13,076	$ 11,736	$ 9,926	$ 10,098
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 Index
Account Value								$ 10,000			$ 20,188		$ 20,188	$ 16,208	$ 13,552	$ 15,162	$ 10,769